COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Capital Commitments Under Non-Cancellable Construction Contracts (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Construction of leasehold improvements [Member]
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Or Remaining Lease Terms In Excess Of One Year And Future Minimum Capital Lease Payments [Line Items]
Future minimum capital expenditure commitments	¥ 9,010	$ 1,294